UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Federated Bond Portfolio

2006 consisted of two distinctly different periods in the U.S. bond market. During the first six months of the year, interest rates rose across the entire yield curve, depressing high-quality bond prices in the U.S. and around the world. The second half of the year was invigorating to the markets as slower economic growth, lower inflation, and a pause in monetary policy sparked a stock and bond rally. Lower oil prices also contributed to the rally. The Fed passed on further tightening at the August, September and October meetings. The Target Rate stood at 5.25% at period end, while longer interest rates ended marginally higher year over year. The yield curve continued to invert due to four tightening moves early in the year. Spread bonds ended with positive excess returns.

For the 12-month reporting period ending December 31, 2006 the Portfolio’s shares produced net total returns of 4.42% at net asset value. The Lehman Brothers Aggregate Bond Index, the Portfolio’s benchmark returned 4.33%.

The Portfolio’s outperformance was driven by duration management, sector positioning and security selection. Our active duration positioning was positive throughout the year due to defensive positioning in the first half of 2006 and the constructive positioning in the second half. Our security selection in the investment-grade corporate, mortgage-backed, high yield and emerging market securities areas was a positive contributor to performance. Regarding sector positioning, our move to place about 2% of the Portfolio into emerging market bonds in September also added to the year’s performance as these bonds enjoyed a strong rally in the fourth quarter.

	Maxim Federated Bond Portfolio	Lehman Aggregate Bond Index

05/21/2003	10,000.00	10,000.00
12/31/2003	9,980.00	10,017.60
12/31/2004	10,317.32	10,452.26
12/31/2005	10,500.97	10,706.15
12/31/2006	10,965.12	11,169.73

Maxim Federated Bond Portfolio

Total Return –

One Year:	4.42%
Since inception:	2.55%

Portfolio Inception: 5/21/2003

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Federated Bond Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Federated Bond Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended December 31, 2006 and for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended, and the financial highlights for each of the three years in the period ended December 31, 2006 and for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$125,947,314
Cash	12,586
Collateral for securities loaned	33,760,715
Interest receivable	1,236,804
Subscriptions receivable	297,995

Total assets	161,255,414

LIABILITIES:
Due to investment adviser	75,772
Payable upon return of securities loaned	33,760,715
Redemptions payable	691,956

Total liabilities	34,528,443

NET ASSETS	$126,726,971

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,304,811
Additional paid-in capital	129,036,342
Net unrealized depreciation on investments	(698,929)
Accumulated net realized loss on investments	(2,915,253)

NET ASSETS	$126,726,971

NET ASSET VALUE PER OUTSTANDING SHARE	$9.71
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	13,048,113

(1) Cost of investments in securities:	$126,646,243

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$6,046,948
Income from securities lending	43,838

Total income	6,090,786

EXPENSES:
Management fees	845,498

NET INVESTMENT INCOME	5,245,288

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(1,510,875)
Change in net unrealized depreciation on investments	1,476,398

Net realized and unrealized loss on investments	(34,477)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,210,811

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$5,245,288	$3,961,240
Net realized gain (loss) on investments	(1,510,875)	260,540
Change in net unrealized depreciation on investments	1,476,398	(2,203,932)

Net increase in net assets resulting from operations	5,210,811	2,017,848

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,272,748)	(3,959,282)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	53,134,521	56,197,025
Reinvestment of distributions	5,272,748	3,959,282
Redemptions of shares	(45,888,134)	(54,411,518)

Net increase in net assets resulting from share transactions	12,519,135	5,744,789

Total increase in net assets	12,457,198	3,803,355

NET ASSETS:
Beginning of period	114,269,773	110,466,418

End of period (1)	$126,726,971	$114,269,773
	0	0
OTHER INFORMATION:

SHARES:
Sold	5,482,971	5,709,344
Issued in reinvestment of distributions	547,548	405,006
Redeemed	(4,744,766)	(5,531,052)

Net increase	1,285,753	583,298

(1) Including undistributed net investment income	$0	$9,857

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,			Period Ended December 31,
	2006	2005	2004	2003 +

Net Asset Value, Beginning of Period	$9.71	$9.88	$9.85	$10.00

Income from Investment Operations

Net investment income	0.42	0.34	0.30	0.13
Net realized and unrealized gain (loss)	0.00	(0.17)	0.03	(0.15)

Total Income (Loss) From
Investment Operations	0.42	0.17	0.33	(0.02)

Less Distributions

From net investment income	(0.42)	(0.34)	(0.30)	(0.13)

Net Asset Value, End of Period	$9.71	$9.71	$9.88	$9.85

Total Return	4.42%	1.78%	3.38%	(0.20%)	w

Net Assets, End of Period ($000)	$126,727	$114,270	$110,466	$125,437

Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	*

Ratio of Net Investment Income to
Average Net Assets	4.34%	3.52%	2.93%	2.21%	*

Portfolio Turnover Rate	62.84%	32.96%	65.55%	33.24%	w

+	The portfolio commenced operations on May 21, 2003.

w	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2006 were $3,120,695, $3,185,416 and 2.51%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $25,533,056 and $22,293,855, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $62,143,444 and $51,453,490, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $126,965,709. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $899,936 and gross depreciation of securities in which there was an excess of tax cost over value of $1,918,331, resulting in net depreciation of $1,018,395.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $33,721,000 and received collateral of $33,760,715 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were from ordinary income in the amount of $5,272,748 and $3,959,282, respectively.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0
Net accumulated earnings	0

Net unrealized depreciation on investments	(1,018,395)
Capital loss carryforwards	(2,584,562)
Post-October losses	(11,225)
Total accumulated loss on investments	$(3,614,182)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2006 the Portfolio reclassified $17,603 from paid-in capital to undistributed net investment income This adjustment had no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,142,739 and $1,441,823, which expire in the years 2012 and 2014, respectively. For the year ended December 31, 2006, the Portfolio had current year deferred post-October capital losses of $11,225.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

BONDS

Par Value ($)	Value ($)

AEROSPACE & DEFENSE --- 1.31%

50,000 Alliant Techsystems Inc	50,000
Senior Subordinated Notes
6.750% April 1, 2016
1,000,000 Boeing Capital Corp	1,054,380
Notes
6.500% February 15, 2012
50,000 DRS Technologies Inc ^^	50,375
Company Guaranteed Notes
6.625% February 1, 2016
50,000 L-3 Communications Corp	48,875
Senior Subordinated Notes
6.125% January 15, 2014
438,000 Raytheon Co	441,226
Notes
6.750% August 15, 2007
$1,644,856

AGENCY --- 36.96%

2,938,486 Fannie Mae	2,841,662
4.500% June 1, 2018
1,312,406 Fannie Mae	1,291,621
5.000% May 1, 2019
529,946 Fannie Mae	534,782
6.000% August 1, 2032
2,858,543 Fannie Mae	2,816,479
5.000% February 1, 2018
292,413 Fannie Mae	274,101
4.500% August 1, 2035
1,128,376 Fannie Mae	1,115,094
5.500% March 1, 2036
971,552 Fannie Mae	989,870
6.500% June 1, 2036
879,884 Fannie Mae	902,469
6.500% January 1, 2031
1,601,816 Fannie Mae	1,585,488
5.500% July 1, 2033
3,263,315 Fannie Mae	3,154,547
5.000% December 1, 2034
1,210,277 Fannie Mae	1,218,471
6.000% February 1, 2036
1,000,000 Fannie Mae ** ^^	967,989
4.375% March 15, 2013
3,000,000 Federal Home Loan Bank ** ^^	2,968,728
4.625% February 18, 2011
3,377,415 Freddie Mac	3,259,939
5.000% December 1, 2035

483,151 Freddie Mac	465,721
4.500% June 1, 2021
469,223 Freddie Mac	475,914
6.000% May 1, 2021
231,409 Freddie Mac	222,987
4.500% July 1, 2021
2,731,052 Freddie Mac	2,735,733
5.500% February 1, 2018
1,066,938 Freddie Mac	1,056,733
5.500% October 1, 2033
317,373 Freddie Mac	320,252
6.000% November 1, 2033
3,148,950 Freddie Mac	3,041,603
5.000% March 1, 2034
1,048,863 Freddie Mac	1,011,024
4.500% June 1, 2020
353,868 Freddie Mac	356,565
6.000% April 1, 2035
2,889,912 Freddie Mac	2,858,574
5.500% August 1, 2035
477,365 Freddie Mac	447,332
4.500% November 1, 2035
468,945 Freddie Mac	472,414
6.000% March 1, 2036
699,851 Freddie Mac	658,100
4.000% December 1, 2020
241,454 Freddie Mac	232,666
4.500% April 1, 2021
1,453,561 Freddie Mac	1,403,002
5.000% May 1, 2036
675,041 Freddie Mac	632,570
4.500% May 1, 2035
2,635,161 Freddie Mac	2,605,790
5.500% August 1, 2036
1,774,020 Freddie Mac	1,754,248
5.500% June 1, 2036
585,488 Freddie Mac	589,818
6.000% May 1, 2036
1,055,412 Freddie Mac	1,063,455
6.000% June 1, 2035
209,254 Freddie Mac	213,169
6.500% February 1, 2036
$46,538,910

AGRICULTURE --- 0.04%

50,000 Eurofresh Inc #	46,375
Senior Notes
11.500% January 15, 2013
$46,375

AIR FREIGHT --- 0.04%

45,000 FedEx Corp	45,171
Company Guaranteed Notes
5.500% August 15, 2009
$45,171

AIRLINES --- 0.09%

100,000 Southwest Airlines Co	109,561
Debentures
7.375% March 1, 2027
$109,561

AUTO PARTS & EQUIPMENT --- 0.04%

50,000 United Components Inc	51,750
Senior Subordinated Notes
9.375% June 15, 2013
$51,750

AUTOMOBILES --- 0.41%

275,000 DaimlerChrysler NA Holding Corp	282,344
Global Notes
6.500% November 15, 2013
200,000 DaimlerChrysler NA Holding Corp	194,961
Notes
4.875% June 15, 2010
50,000 General Motors Corp	42,250
Debentures
7.400% September 1, 2025
$519,555

BANKS --- 2.48%

200,000 BB&T Corp	196,505
Subordinated Notes
5.200% December 23, 2015
200,000 Bank of America Corp	199,931
Senior Notes
5.375% June 15, 2014
500,000 Marshall & Ilsley Bank	487,141
Notes
4.400% March 15, 2010
1,000,000 PNC Funding Corp	1,056,038
Unsecured Subordinated Notes
7.500% November 1, 2009
150,000 Popular North America Inc	150,353
Company Guaranteed Notes
5.650% April 15, 2009
700,000 Wachovia Bank NA	671,050
Subordinated Notes
4.800% November 1, 2014
350,000 Wells Fargo Bank	365,511
Subordinated Notes
6.450% February 1, 2011
$3,126,529

BROADCAST/MEDIA --- 0.80%

500,000 Comcast Cable Communications Inc	538,850
Senior Notes
7.125% June 15, 2013
250,000 Cox Communications Inc	266,517
Notes
7.125% October 1, 2012

50,000 DirecTV	47,938
Senior Notes
6.375% June 15, 2015
50,000 Rainbow National Services LLC #	55,563
Senior Subordinated Debentures
10.375% September 1, 2014
50,000 Videotron Ltee	48,875
Notes
6.375% December 15, 2015
50,000 XM Satellite Radio Inc ^^	50,000
Senior Notes
9.750% May 1, 2014
$1,007,743

BUILDING MATERIALS --- 0.12%

50,000 Interline Brands Inc	51,375
Senior Subordinated Notes
8.125% June 15, 2014
50,000 Panolam Industries International Inc ^^ #	52,625
Senior Subordinated Notes
10.750% October 1, 2013
50,000 Texas Industries Inc	50,750
Senior Notes
7.250% July 15, 2013
$154,750

CANADIAN - PROVINCIAL --- 1.66%

2,000,000 Hydro-Quebec	2,090,512
Notes
6.300% May 11, 2011
$2,090,512

CHEMICALS --- 0.12%

50,000 Mosaic Co #	51,813
Senior Notes
7.625% December 1, 2016
50,000 Nalco Co	52,938
Senior Subordinated Notes
8.875% November 15, 2013
50,000 PQ Corp	49,250
Company Guaranteed Notes
7.500% February 15, 2013
$154,001

COLLATERALIZED BOND OBLIGATION --- 1.06%

1,354,318 Wells Fargo Mortgage Backed Securities Trust	1,340,775
Series 2003-18 Class A1
5.500% December 25, 2033
$1,340,775

COMMERCIAL MORTGAGE BACKED --- 2.82%

450,000 CS First Boston Mortgage Securities Corp	449,429
Series 2005-C6 Class A2FX
5.207% December 15, 2040
1,200,000 Credit Suisse Mortgage Capital Certificates	1,206,218
Series 2006-C4 Class AAB
5.439% September 15, 2039

440,000 Morgan Stanley Capital I	438,784
Series 2006-IQ12 Class A4
5.319% December 15, 2043
497,562 Morgan Stanley Capital I	483,524
Series 2004-T13 Class A1
2.850% September 13, 2045
1,000,000 Washington Mutual ++	978,482
Series 2003-AR5 Class A6
3.695% June 25, 2033
$3,556,437

COMMUNICATIONS - EQUIPMENT --- 0.22%

275,000 Cisco Systems Inc	275,690
Notes
5.250% February 22, 2011
$275,690

COMPUTER HARDWARE & SYSTEMS --- 0.06%

50,000 Activant Solutions Inc #	46,500
Senior Subordinated
9.500% May 1, 2016
32,000 SMART Modular Technologies Inc ++	33,920
Senior Notes
9.520% April 1, 2012
$80,420

COMPUTER SOFTWARE & SERVICES --- 0.56%

50,000 CompuCom Systems Inc #	51,500
Senior Notes
12.000% November 1, 2014
500,000 Oracle Corp	494,967
Notes
5.000% January 15, 2011
50,000 SERENA Software Inc	53,063
Senior Subordinated Notes
10.375% March 15, 2016
50,000 SS&C Technologies Inc	54,250
Senior Subordinated Notes
11.750% December 1, 2013
50,000 SunGard Data Systems Inc ^^	52,500
Senior Unsecured Notes
9.125% August 15, 2013
$706,280

CONGLOMERATES --- 0.16%

200,000 General Electric Co	197,780
Notes
5.000% February 1, 2013
$197,780

CONTAINERS --- 0.16%

50,000 Ball Corp	49,750
Company Guaranteed Notes
6.625% March 15, 2018
50,000 Crown Americas Inc	51,875
Senior Notes
7.750% November 15, 2015

50,000 Graphic Packaging International Corp ^^	52,750
Senior Subordinated Notes
9.500% August 15, 2013
50,000 Plastipak Holdings Inc #	52,000
Senior Notes
8.500% December 15, 2015
$206,375

COSMETICS & PERSONAL CARE --- 0.04%

50,000 Playtex Products Inc	52,125
Company Guaranteed Notes
9.375% June 1, 2011
$52,125

DISTRIBUTORS --- 0.12%

50,000 Baker & Taylor Inc #	51,313
Secured Notes
11.500% July 1, 2013
50,000 Nebraska Book Co	48,000
Senior Subordinated Notes
8.625% March 15, 2012
50,000 SGS International Inc	52,000
Senior Subordinated Notes
12.000% December 15, 2013
$151,313

ELECTRIC COMPANIES --- 0.80%

50,000 Edison Mission Energy	51,750
Senior Notes
7.730% June 15, 2009
50,000 Inergy LP/Inergy Finance Corp	49,125
Senior Notes
6.875% December 15, 2014
50,000 NorthWestern Corp	49,127
Secured Bonds
5.875% November 1, 2014
50,000 PSE&G Energy Holdings LLC	54,750
Senior Notes
10.000% October 1, 2009
250,000 PSE&G Power LLC	270,125
Company Guaranteed Bonds
7.750% April 15, 2011
200,000 PSI Energy Inc	205,079
Senior Unsecured Bonds
6.050% June 15, 2016
50,000 Sierra Pacific Resources	49,041
Senior Notes
6.750% August 15, 2017
300,000 Westar Energy Inc	284,339
1st Mortgage
5.875% July 15, 2036
$1,013,336

ENGINEERING & CONSTRUCTION --- 0.04%

50,000 ESCO Corp #	51,375
Senior Notes
8.625% December 15, 2013
$51,375

FINANCIAL SERVICES --- 2.60%

50,000 ALH Finance LLC	49,125
Senior Subordinated Notes
8.500% January 15, 2013
200,000 American General Finance Corp	189,881
Notes
4.000% March 15, 2011
50,000 BCP Crystal US Holdings Corp	55,250
Senior Subordinated Notes
9.625% June 15, 2014
550,000 Citigroup Inc	540,103
Notes
3.500% February 1, 2008
200,000 Citigroup Inc	199,433
Notes
5.125% February 14, 2011
100,000 Ford Motor Credit Co ++	99,092
Senior Unsecured Notes
8.340% January 13, 2012
600,000 General Electric Capital Corp	577,517
Notes
3.750% December 15, 2009
50,000 General Motors Acceptance Corp	57,403
Bonds
8.000% November 1, 2031
50,000 General Motors Acceptance Corp	51,285
Notes
6.875% September 15, 2011
200,000 HSBC Finance Capital Trust IX ++	200,989
Company Guaranteed Bonds
5.840% November 30, 2035
50,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC #	50,688
Secured Senior Notes
9.750% November 15, 2014
200,000 International Lease Finance Corp	196,579
Unsecured Notes
4.875% September 1, 2010
500,000 Xstrata Finance Canada Ltd #	499,879
Bonds
5.500% November 16, 2011
500,000 ZFS Finance USA Trust I # ++	507,405
Bonds
5.730% December 15, 2065
$3,274,629

FOOD & BEVERAGES --- 0.56%

50,000 B&G Foods Inc	50,500
Senior Notes
8.000% October 1, 2011

200,000 Bottling Group LLC	199,266
Senior Unsecured Notes
5.500% April 1, 2016
50,000 Constellation Brands Inc	51,375
Company Guaranteed Notes
7.250% September 1, 2016
50,000 Cott Beverages Inc	51,000
Company Guaranteed Bonds
8.000% December 15, 2011
50,000 Del Monte Corp	49,500
Senior Notes
6.750% February 15, 2015
250,000 Kraft Foods Inc	246,840
Notes
5.250% October 1, 2013
50,000 Michael Foods Inc	51,875
Senior Subordinated Notes
8.000% November 15, 2013
$700,356

FOREIGN GOVERNMENTS --- 1.81%

262,500 Government of Argentina ++	254,100
Bonds
5.589% August 3, 2012
220,000 Government of Brazil	266,750
Bonds
8.250% January 20, 2034
250,000 Government of Colombia	268,375
Bonds
7.375% September 18, 2037
375,000 Government of Mexico	370,313
Notes
4.625% October 8, 2008
400,000 Government of Mexico	472,000
Notes
7.500% April 8, 2033
250,000 Government of Mexico	250,250
Notes
5.625% January 15, 2017
100,000 Government of Peru	131,500
Bonds
8.750% November 21, 2033
240,000 Government of Philippines	272,400
Bonds
7.750% January 14, 2031
$2,285,688

GOLD, METALS & MINING --- 0.81%

50,000 Aleris International Inc #	50,250
Senior Notes
9.000% December 15, 2014
1,000,000 BHP Finance USA Ltd	967,953
Notes
4.800% April 15, 2013
$1,018,203

HEALTH CARE RELATED --- 0.49%

100,000 Aetna Inc	101,522
Senior Unsecured Notes
5.750% June 15, 2011
50,000 AmeriPath Inc	54,125
Company Guaranteed Notes
10.500% April 1, 2013
50,000 CRC Health Corp	53,750
Senior Subordinated Notes
10.750% February 1, 2016
75,000 HCA Inc	63,563
Senior Unsecured Notes
6.375% January 15, 2015
50,000 HCA Inc #	53,563
Secured Notes
9.250% November 15, 2016
50,000 National Mentor Holdings Inc #	53,125
Senior Subordinated Notes
11.250% July 1, 2014
250,000 Quest Diagnostics Inc	241,325
Company Guaranteed Notes
5.450% November 1, 2015
$620,973

HOTELS/MOTELS --- 0.04%

50,000 MTR Gaming Group Inc #	51,250
Senior Subordinated Notes
9.000% June 1, 2012
$51,250

HOUSEHOLD GOODS --- 0.08%

50,000 American Greetings Corp	51,375
Senior Unsecured Notes
7.375% June 1, 2016
50,000 Spectrum Brands Inc	43,250
Company Guaranteed Notes
7.375% February 1, 2015
$94,625

INDEPENDENT POWER PRODUCTS --- 0.04%

50,000 NRG Energy Inc	50,250
Senior Notes
7.375% February 1, 2016
$50,250

INSURANCE RELATED --- 1.53%

1,000,000 AXA	1,296,560
Senior Notes
8.600% December 15, 2030
50,000 CNA Financial Corp	50,816
Unsecured Notes
6.000% August 15, 2011
100,000 Horace Mann Educators Corp	102,677
Senior Notes
6.850% April 15, 2016

250,000 Pacific Life Corp #	272,030
Bonds
6.600% September 15, 2033
150,000 St Paul Travelers Co Inc	149,422
Senior Unsecured Notes
5.500% December 1, 2015
50,000 Vanguard Health Holdings Co II	50,625
Senior Subordinated Notes
9.000% October 1, 2014
$1,922,130

INVESTMENT BANK/BROKERAGE FIRM --- 0.96%

550,000 Goldman Sachs Group Inc ^^	580,202
Notes
7.350% October 1, 2009
100,000 Merrill Lynch & Co Inc	100,534
Notes
5.450% July 15, 2014
550,000 Morgan Stanley	525,870
Subordinated Notes
4.750% April 1, 2014
$1,206,606

LEISURE & ENTERTAINMENT --- 0.41%

50,000 Mandalay Resort Group	53,500
Senior Subordinated Notes
9.375% February 15, 2010
50,000 Penn National Gaming Inc	49,000
Senior Subordinated Notes
6.750% March 1, 2015
50,000 San Pasqual Casino #	51,375
Notes
8.000% September 15, 2013
50,000 Station Casinos Inc	47,438
Senior Notes
6.000% April 1, 2012
65,000 Time Warner Inc	64,834
Notes
5.500% November 15, 2011
250,000 Walt Disney Co	254,378
Notes
5.700% July 15, 2011
$520,525

MACHINERY --- 0.04%

50,000 Nell AF SARL # ^^	51,375
Senior Notes
8.375% August 15, 2015
$51,375

MANUFACTURING --- 0.04%

50,000 Nutro Products Inc #	54,625
Senior Subordinated Notes
10.750% April 15, 2014
$54,625

MEDICAL PRODUCTS --- 0.16%

50,000 Accellent Inc	51,875
Company Guaranteed Notes
10.500% December 1, 2013
50,000 Fisher Scientific International Inc	49,430
Senior Subordinated Notes
6.125% July 1, 2015
50,000 Norcross Safety Products LLC	53,250
Senior Subordinated Notes
9.875% August 15, 2011
50,000 VWR International Inc	51,500
Senior Subordinated Notes
8.000% April 15, 2014
$206,055

MISCELLANEOUS --- 0.08%

50,000 American Achievement Corp	51,188
Senior Subordinated Notes
8.250% April 1, 2012
50,000 Stena AB	47,500
Senior Notes
7.000% December 1, 2016
$98,688

OIL & GAS --- 1.81%

50,000 BASiC Energy Services Inc	49,250
Senior Notes
7.125% April 15, 2016
400,000 Canadian Natural Resources Ltd	368,303
Bonds
5.850% February 1, 2035
50,000 Chesapeake Energy Corp	49,125
Senior Notes
6.875% November 15, 2020
50,000 Complete Production Services #	51,250
Senior Notes
8.000% December 15, 2016
350,000 ConocoPhillips Australia Funding Co	353,000
Company Guaranteed Notes
5.500% April 15, 2013
300,000 Consolidated Natural Gas Co	288,464
Senior Notes
5.000% December 1, 2014
200,000 Gaz Capital for Gazprom	258,000
Notes
8.625% April 28, 2034
50,000 Grant Prideco Inc	48,750
Senior Unsecured Notes
6.125% August 15, 2015
50,000 Hilcorp Energy I LP/Hilcorp Finance Co # ^^	52,875
Senior Notes
9.000% June 1, 2016
250,000 Morgan Stanley Bank AG for OAO Gazprom	297,900
Notes
9.625% March 1, 2013

50,000 Pacific Energy Partners LP/Pacific Energy Finance Corp	48,882
Senior Notes
6.250% September 15, 2015
50,000 Pioneer Natural Resources Co	48,345
Bonds
6.875% May 1, 2018
250,000 Qatar Petroleum #	250,474
Notes
5.579% May 30, 2011
50,000 Range Resources Corp	51,250
Senior Subordinated Notes
7.375% July 15, 2013
50,000 Tennessee Gas Pipeline Co	60,760
Bonds
8.375% June 15, 2032
$2,276,628

PAPER & FOREST PRODUCTS --- 0.04%

50,000 NewPage Corp	52,875
Senior Subordinated Notes
12.000% May 1, 2013
$52,875

PERSONAL LOANS --- 0.13%

170,000 HSBC Finance Corp	167,727
Unsecured Bonds
4.750% April 15, 2010
$167,727

PHARMACEUTICALS --- 0.64%

200,000 Abbott Laboratories	201,187
Notes
5.375% May 15, 2009
600,000 Wyeth	603,079
Notes
5.500% February 1, 2014
$804,266

POLLUTION CONTROL --- 0.84%

750,000 Republic Services Inc	786,135
Senior Unsecured Notes
6.750% August 15, 2011
250,000 Waste Management Inc	265,927
Senior Notes
7.375% August 1, 2010
$1,052,062

PRINTING & PUBLISHING --- 0.82%

50,000 CBD Media Inc	51,250
Company Guaranteed Notes
8.625% June 1, 2011
50,000 Idearc Inc #	50,750
Senior Notes
8.000% November 15, 2016
50,000 MediMedia USA Inc #	52,375
Senior Subordinated Notes
11.375% November 15, 2014

750,000 News America Holdings Inc	880,028
Senior Debentures
9.250% February 1, 2013
$1,034,403

RAILROADS --- 0.93%

200,000 Norfolk Southern Corp	210,333
Senior Notes
6.750% February 15, 2011
1,000,000 Union Pacific Corp	958,374
Senior Notes
4.875% January 15, 2015
$1,168,707

REAL ESTATE --- 0.85%

750,000 EOP Operating LP	765,464
Unsecured Notes
7.750% November 15, 2007
200,000 Health Care Property Investors Inc REIT	201,784
Senior Notes
5.950% September 15, 2011
50,000 Host Marriott LP REIT	49,313
Company Guaranteed Notes
6.375% March 15, 2015
50,000 Ventas Realty LP REIT	51,500
Senior Notes
6.750% June 1, 2010
$1,068,061

RETAIL --- 1.36%

50,000 AutoNation Inc ++	50,250
Company Guaranteed Notes
7.374% April 15, 2013
50,000 Couche-Tard US LP/Couche-Tard Finance Corp	51,125
Senior Subordinated Notes
7.500% December 15, 2013
235,000 Home Depot Inc	229,841
Senior Notes
5.400% March 1, 2016
750,000 Kroger Co	778,702
Senior Unsecured Notes
7.250% June 1, 2009
300,000 Target Corp	308,353
Notes
5.875% March 1, 2012
300,000 Wal-Mart Stores Inc	288,554
Notes
4.125% February 15, 2011
$1,706,825

SPECIALIZED SERVICES --- 0.49%

50,000 Education Management LLC #	52,875
Senior Subordinated Notes
10.250% June 1, 2016
50,000 Hertz Corp # ^^	55,000
Senior Subordinated Notes
10.500% January 1, 2016

50,000 Insurance Auto Auctions Inc	56,500
Company Guaranteed Notes
11.000% April 1, 2013
50,000 Knowledge Learning Corp Inc #	47,875
Company Guaranteed Notes
7.750% February 1, 2015
50,000 Lamar Media Corp	49,563
Senior Subordinated Notes
6.625% August 15, 2015
50,000 Mobile Services Group Inc #	52,250
Senior Notes
9.750% August 1, 2014
50,000 R H Donnelley Corp	47,938
Senior Discount Notes
6.875% January 15, 2013
50,000 Rental Service Corp #	51,625
Senior Notes
9.500% December 1, 2014
50,000 Visant Corp	50,625
Company Guaranteed Notes
7.625% October 1, 2012
50,000 Visant Holding Corp	51,500
Senior Notes
8.750% December 1, 2013
50,000 WDAC Subsidiary Corp #	51,438
Senior Notes
8.375% December 1, 2014
50,000 iPayment Holdings Inc	51,375
Senior Subordinated Notes
9.750% May 15, 2014
$618,564

TELEPHONE & TELECOMMUNICATIONS --- 1.91%

540,000 AT&T Inc	524,312
Notes
5.100% September 15, 2014
50,000 Centennial Communications Corp ^^	53,188
Senior Notes
10.000% January 1, 2013
50,000 Intelsat Bermuda Ltd #	54,875
Senior Notes
11.250% June 15, 2016
50,000 Intelsat Intermediate Holding Co Ltd +	38,000
Step Bond 0% - 9.25%
3.420% February 1, 2015
50,000 MetroPCS Wireless Inc #	52,250
Senior Notes
9.250% November 1, 2014
400,000 New Cingular Wireless Services	519,826
Senior Notes
8.750% March 1, 2031
50,000 Qwest Corp	55,688
Global Notes
8.875% March 15, 2012
50,000 Rogers Wireless Inc	50,625
Secured Notes
6.375% March 1, 2014

320,000 Sprint Capital Corp	385,156
Company Guaranteed Bonds
8.750% March 15, 2032
280,000 Telecom Italia Capital	272,717
Notes
4.875% October 1, 2010
75,000 Telefonica Emisones SAU	79,663
Company Guaranteed Notes
7.045% June 20, 2036
200,000 Verizon Global Funding Corp	213,191
Senior Unsecured Notes
7.250% December 1, 2010
50,000 West Corp # ^^	50,000
Senior Notes
9.500% October 15, 2014
50,000 Windstream Corp #	54,750
Senior Notes
8.625% August 1, 2016
$2,404,241

TOBACCO --- 0.30%

300,000 Altria Group Inc	325,955
Notes
7.000% November 4, 2013
50,000 Reynolds American Inc	53,078
Secured Notes
7.750% June 1, 2018
$379,033

U.S. GOVERNMENTS --- 27.46%

3,150,000 United States of America ^^	3,099,795
4.500% February 15, 2016
1,500,000 United States of America ^^	1,482,716
4.375% December 15, 2010
3,000,000 United States of America ^^	2,935,548
4.000% April 15, 2010
2,500,000 United States of America ^^	2,450,880
3.875% May 15, 2009
400,000 United States of America ^^	382,891
4.000% February 15, 2014
7,150,000 United States of America ^^	6,843,034
3.875% February 15, 2013
1,500,000 United States of America ^^	1,513,712
4.875% February 15, 2012
1,000,000 United States of America ^^	1,013,984
5.000% August 15, 2011
1,000,000 United States of America ^^	950,938
4.500% February 15, 2036
1,670,000 United States of America ^^	1,989,388
6.250% May 15, 2030
3,500,000 United States of America ^^	3,477,033
4.625% November 15, 2016
5,100,000 United States of America ^^	5,108,568
4.750% March 31, 2011
2,500,000 United States of America ^^	2,534,814
2.500% July 15, 2016

800,000 United States of America ^^	799,250
4.875% April 30, 2008
$34,582,551

UTILITIES --- 0.31%

200,000 Atmos Energy Corp	192,400
Notes
4.000% October 15, 2009
50,000 El Paso Energy Corp	51,063
Senior Notes
6.750% May 15, 2009
50,000 Regency Energy Partners LP #	50,125
Senior Unsecured Notes
8.375% December 15, 2013
50,000 Southern Star Central Corp	49,875
Notes
6.750% March 1, 2016
50,000 Transcontinental Gas Pipe Line Corp	50,500
Senior Notes
6.400% April 15, 2016
$393,963

TOTAL BONDS --- 97.65%	$122,987,503

(Cost $123,686,432)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

2,961,000 Freddie Mac	2,959,811
4.890%, January 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.35%	$2,959,811

(Cost $2,959,811)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%	$125,947,314

(Cost $126,646,243)

Legend

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.

** Security is an agency note with maturity date and interest rate indicated.

++ Represents the current interest rate for variable rate security.

+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2006.

REIT - Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Federated Bond Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	89,753,793	71.26%
Aa	6,171,013	4.90%
A	10,032,346	7.97%
Baa	13,180,239	10.46%
Ba	2,047,183	1.63%
B	3,109,890	2.47%
C	1,652,850	1.31%
	$ 125,947,314	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Federated Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,046.24	$ 3.61

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,021.68	$ 3.57

*Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

_________________________

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007